FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments by category
Financial instruments by category
As of December 31, 2023

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,625,055	89,706	—	1,714,761
Other financial assets, current	152,683	—	22,136	174,819
Trade and others accounts receivable, current	1,385,910	—	—	1,385,910
Accounts receivable from related entities, current	28	—	—	28
Other financial assets, non current	34,485	—	—	34,485
Accounts receivable, non current	12,949	—	—	12,949
Total	3,211,110	89,706	22,136	3,322,952

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	594,519	—	1,544	596,063
Trade and others accounts payable, current	1,765,279	—	—	1,765,279
Accounts payable to related entities, current	7,444	—	—	7,444
Other financial liabilities, non-current	6,341,669	—	—	6,341,669
Accounts payable, non-current	418,587	—	—	418,587
Total	9,127,498	—	1,544	9,129,042
As of December 31, 2022

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,121,223	95,452	—	1,216,675
Other financial assets, current (*)	481,637	277	21,601	503,515
Trade and others accounts receivable, current	1,008,109	—	—	1,008,109
Accounts receivable from related entities, current	19,523	—	—	19,523
Other financial assets, non current	15,517	—	—	15,517
Accounts receivable, non current	12,743	—	—	12,743
Total	2,658,752	95,729	21,601	2,776,082

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	802,841	—	—	802,841
Trade and others accounts payable, current	1,627,992	—	—	1,627,992
Accounts payable to related entities, current	12	—	—	12
Other financial liabilities, non-current	5,979,039	—	—	5,979,039
Accounts payable, non-current	326,284	—	—	326,284
Total	8,736,168	—	—	8,736,168

(*) The value presented as measured at amortized cost, mainly correspond to ThUS$340,008 of funds delivered as restricted advances (as described in Note 11) and guarantees delivered.